Note 11 - Subsequent Events (Details Textual)	Feb. 16, 2018 USD ($) $ / shares shares	Nov. 13, 2017 USD ($) $ / shares	Oct. 30, 2017 USD ($) $ / shares shares	Oct. 17, 2017 USD ($) $ / shares shares	Oct. 05, 2017 USD ($) $ / shares	Oct. 17, 2016 USD ($) a $ / shares shares	Dec. 31, 2017 $ / shares	Dec. 12, 2017 $ / shares	Dec. 04, 2017 a	Sep. 30, 2017 $ / shares	Sep. 30, 2016 $ / shares shares	Sep. 30, 2015 $ / shares	Jan. 14, 2015 a	Jul. 31, 2014 a
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.42			$ 3.68	$ 6.19	$ 8.92
Area of Land | a									5					5
Sale Leaseback to MMP [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares						3,640,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 1		$ 1
Lessee, Operating Lease, Term of Contract						50 years
Sale Leaseback Transaction, Period Available to Obtain Capital Funding for Construction of the First Phase Building				1 year 120 days		180 days
Sales Leaseback Transaction, Amount of Capital Funding to Obtain For Construction of the First Phase Building | $				$ 2,600,000		$ 2,600,000
Massachusetts Land Purchase [Member]
Area of Land | a						52.6							52.6
Warrants Issued to Unrelated Parties Lenders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			660,000								75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50								$ 0.75
Warrants Issued for Lease Amendment [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 1.50
Subsequent Event [Member] | Sale Leaseback to MMP [Member]
Sale Leaseback Transaction, Period Available to Obtain Capital Funding for Construction of the First Phase Building	1 year 180 days			1 year 120 days
Sales Leaseback Transaction, Amount of Capital Funding to Obtain For Construction of the First Phase Building | $	$ 2,600,000			$ 2,600,000
Subsequent Event [Member] | Warrants Issued to Unrelated Parties Lenders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			660,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.50
Subsequent Event [Member] | Warrants Issued for Lease Amendment [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	50,000			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.50			$ 1.50
Unrelated Party [Member]
Debt Instrument, Convertible, Conversion Price											$ 0.75
Unrelated Party [Member] | Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Unrelated Party [Member] | Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage											18.00%
Unrelated Party [Member] | Construction Loans [Member]
Proceeds from Issuance of Long-term Debt | $			$ 800,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Convertible, Conversion Price			$ 1.50
Unrelated Party [Member] | Subsequent Event [Member] | Convertible Debt [Member]
Proceeds from Issuance of Long-term Debt | $		$ 68,000			$ 128,000
Debt Instrument, Interest Rate, Stated Percentage		12.00%			12.00%
Debt Instrument, Conversion Price, Market Price		$ 1.35			$ 1.35
Debt Instrument, Variable Conversion Price, Input, Percentage		65.00%			65.00%
Debt Instrument, Fixed Conversion Price		1			1
Unrelated Party [Member] | Subsequent Event [Member] | Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Prepay, Premiums, Percentage		15.00%			15.00%
Unrelated Party [Member] | Subsequent Event [Member] | Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Prepay, Premiums, Percentage		35.00%			35.00%
Unrelated Party [Member] | Subsequent Event [Member] | Construction Loans [Member]
Proceeds from Issuance of Long-term Debt | $			$ 800,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Convertible, Conversion Price			$ 1.50